NOTE PAYABLE (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Total	$ 4,615,547	$ 1,197,680
Unsecured Promissory Demand Note [Member]
Total	5,000	5,000
Promissory Demand Note [Member]
Total	150,000	150,000
Unsecured Promissory Demand Note One [Member]
Total	109,306	109,306
Unsecured Promissory Demand Note Two [Member]
Total		3,474
Senior Secured Promissory Note [Member]
Total		250,000
Senior Secured Promissory Note One [Member]
Total		54,900
Senior Secured Promissory Note Two [Member]
Total	50,000
Senior Secured Promissory Note Three [Member]
Total	275,000
Senior Secured Promissory Note Four [Member]
Total	300,000
Senior Secured Convertible Promissory Note [Member]
Total	248,902
Senior Secured Convertible Promissory Note One [Member]
Total	482,456
Senior Secured Convertible Promissory Note Two [Member]
Total	146,197
Senior Secured Convertible Promissory Note Three [Member]
Total	547,948
Senior Secured Convertible Promissory Note Four [Member]
Total	$ 2,894,739